Fair Value (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Document Period End Date	Dec. 31, 2014
Financial Assets
Total investment securities available-for-sale	$ 155,223,000	$ 164,272,000
Financial Liabilities
Derivatives – interest rate swaps	(1,156,000)	(1,181,000)
U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	7,395,000	6,150,000
State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	56,847,000	55,723,000
Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	27,488,000	27,938,000
Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	963,000	2,150,000
Fair Value Measurements Recurring [Member]
Financial Assets
Total investment securities available-for-sale	155,223,000	164,272,000
Loans held for sale	763,000	1,118,000
Derivatives – residential mortgage loan commitments	53,000	45,000
Financial Liabilities
Derivatives – interest rate swaps	(1,156,000)	(1,181,000)
Fair Value Measurements Recurring [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	7,395,000	6,150,000
Fair Value Measurements Recurring [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	56,847,000	55,723,000
Fair Value Measurements Recurring [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	27,488,000	27,938,000
Fair Value Measurements Recurring [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	963,000	2,150,000
Fair Value Measurements Recurring [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	62,530,000	72,311,000
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Loans held for sale	0	0
Derivatives – residential mortgage loan commitments	0	0
Financial Liabilities
Derivatives – interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets
Total investment securities available-for-sale	155,223,000	164,272,000
Loans held for sale	763,000	1,118,000
Derivatives – residential mortgage loan commitments	53,000	45,000
Financial Liabilities
Derivatives – interest rate swaps	(1,156,000)	(1,181,000)
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	7,395,000	6,150,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	56,847,000	55,723,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	27,488,000	27,938,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	963,000	2,150,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	62,530,000	72,311,000
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Loans held for sale	0	0
Derivatives – residential mortgage loan commitments	0	0
Financial Liabilities
Derivatives – interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	$ 0	$ 0